Share-based compensation - Fair value assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum
Fair value assumptions
Expected volatility	68.00%	68.00%
Expected life in years	5 years 4 months 24 days	5 years 3 months 18 days
Risk-free interest rate (based on government bonds)	3.13%	2.81%
Maximum
Fair value assumptions
Expected volatility	72.00%	70.00%
Expected life in years	6 years 8 months 12 days	5 years 4 months 24 days
Risk-free interest rate (based on government bonds)	4.60%	4.13%
Stock options
Fair value assumptions
Total intrinsic value of options exercised	$ 798	$ 7,628
Total fair value of shares vested	$ 10,221	$ 24,977
Expected dividends	0.00%	0.00%